Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure Of Change In Deferred Income Tax [line items]
Cumulative translation adjustment	$ 20,902	$ 2,061
Initial application of IFRS9	(257)
Deferred tax assets	2,680	3,438	$ 3,560
Deferred tax liabilities	(654)	(1,196)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,364	4,044
Recognized in the statement of income for the period	(764)	(415)
Recognized in shareholders' equity	1,799	(1,220)
Cumulative translation adjustment	(159)	75
Use of tax credits	(1,222)	(271)
Others	8	29
Ending balance	2,026	2,242
Initial application of IFRS9		122
Deferred tax assets	2,680	3,438
Deferred tax liabilities	(654)	(1,196)
Deferred Income Taxes [Member] | Provision for legal proceedings [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,201	1,128
Recognized in the statement of income for the period	208	1,134
Cumulative translation adjustment	(345)	(40)
Others	2	(21)
Ending balance	2,066	2,201
Deferred Income Taxes [Member] | Oil and gas exploration costs [member] | Exploration and decommissioning costs [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(10,692)	(11,205)
Recognized in the statement of income for the period	2,048	363
Cumulative translation adjustment	1,397	150
Ending balance	(7,247)	(10,692)
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(498)	937
Recognized in the statement of income for the period	(1,109)	(1,292)
Cumulative translation adjustment	205	45
Others	(26)	(188)
Ending balance	(1,428)	(498)
Deferred Income Taxes [Member] | Loans, trade and other receivables/ payables and financing [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	1,661	3,512
Recognized in the statement of income for the period	(1,509)	(1,099)
Recognized in shareholders' equity	1,916	(887)
Cumulative translation adjustment	(260)	34
Others	18	(16)
Ending balance	1,826	1,544
Initial application of IFRS9		117
Deferred Income Taxes [Member] | Finance leases [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(130)	(90)
Recognized in the statement of income for the period	(134)	(64)
Cumulative translation adjustment	28	4
Others	89	20
Ending balance	(147)	(130)
Deferred Income Taxes [Member] | Tax losses [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	6,031	6,040
Recognized in the statement of income for the period	(244)	278
Recognized in shareholders' equity		(69)
Cumulative translation adjustment	(668)	(67)
Use of tax credits	(1,117)	(271)
Others	15	120
Ending balance	4,017	6,031
Deferred Income Taxes [Member] | Inventories [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	569	429
Recognized in the statement of income for the period	(49)	130
Cumulative translation adjustment	(65)	(6)
Others		16
Ending balance	455	569
Deferred Income Taxes [Member] | Employee Benefits [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,688	3,009
Recognized in the statement of income for the period	192	(4)
Recognized in shareholders' equity	(119)	(273)
Cumulative translation adjustment	(417)	(34)
Others	11	(10)
Ending balance	2,355	2,688
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	534	284
Recognized in the statement of income for the period	(167)	139
Recognized in shareholders' equity	2	9
Cumulative translation adjustment	(34)	(11)
Use of tax credits	(105)
Others	(101)	108
Ending balance	$ 129	529
Initial application of IFRS9		$ 5